Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory
Raw materials	$ 1,050	$ 453
Work in process		188
Finished goods	4,090	2,101
Total	$ 5,140	$ 2,742